SHARE-BASED COMPENSATION - Disclosure of DSUs and PSUs issued and outstanding (Details) - Share Share in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	2,354	2,328
Granted	572	682
Settled	(803)	(656)
Outstanding at ending balance	2,123	2,354
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	1,675	1,210
Granted	825	875
Settled	(400)	(410)
Outstanding at ending balance	2,100	1,675